UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

200A Executive Drive Edgewood, New York	11717
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 200A Executive Drive	Edgewood, NY 11717
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 668-6558

Date of fiscal year end:      December 31

Date of reporting period:    September 30, 2013

Item 1.  Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.30%
CLOSED-END FUNDS - 39.19%
CONVERTIBLE SECURITIES - 0.33%
AllianzGI Equity & Convertible Income Fund	18,226	$338,457

CORE - 3.36%
Adams Express Company (The)	45,300	561,267
Advent/Claymore Enhanced Growth & Income Fund	27,514	269,087
General American Investors Company, Inc.	33,741	1,151,918
Guggenheim Equal Weight Enhanced Equity Income Fund	15,973	277,770
Royce Micro-Cap Trust, Inc.	7,262	85,038
Tri-Continental Corporation	33,275	609,598
Zweig Fund, Inc. (The)	33,767	455,855
		3,410,533
CORPORATE DEBT INVESTMENT GRADE-LEVERAGED - 1.74%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	100,155	1,161,798
Western Asset/Claymore Inflation-Linked Securities & Income Fund	51,478	599,204
		1,761,002
CORPORATE DEBT INVESTMENT GRADE-RATED - 1.02%
Cutwater Select Income Fund	4,259	75,768
Federated Enhanced Treasury Income Fund	47,044	604,986
Invesco Van Kampen Bond Fund	2,400	42,096
Morgan Stanley Income Securities Inc.	6,959	115,728
Transamerica Income Shares, Inc.	9,523	194,364
		1,032,942
DEVELOPED MARKET - 0.64%
Aberdeen Israel Fund, Inc.	3,600	55,368
New Germany Fund, Inc. (The)	2,545	52,402
Singapore Fund, Inc. (The)	22,517	293,397
Swiss Helvetia Fund, Inc. (The)	17,749	252,391
		653,558
EMERGING MARKETS - 3.52%
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	2,400	46,704
Central Europe and Russia Fund, Inc. (The)	5,029	163,040
India Fund, Inc. (The)	27,192	520,727
Morgan Stanley India Investment Fund, Inc. *	90,820	1,368,657
Templeton Dragon Fund, Inc	43,000	1,119,290
Templeton Russia and East European Fund, Inc.	825	12,094
Turkish Investment Fund, Inc. (The)	22,948	345,138
		3,575,650
EMERGING MARKETS DEBT - 0.37%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	26,549	374,341

FLEXIBLE INCOME - 1.01%
Putnam Master Intermediate Income Trust	55,158	269,171
Putnam Premier Income Trust	143,035	752,364
1,021,535

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
GENERAL & INSURED LEVERAGED - 1.29%
Invesco Value Municipal Income Trust	0	$5
Nuveen Dividend Advantage Municipal Fund 2	23,200	300,904
Nuveen Dividend Advantage Municipal Fund 3	55,923	710,222
Nuveen Dividend Advantage Municipal Income Fund	17,255	218,966
Nuveen Quality Income Municipal Fund, Inc.	6,102	76,946
		1,307,043
GENERAL BOND - 0.50%
Nuveen Build America Bond Opportunity Fund	27,201	504,307

GLOBAL - 4.86%
Alpine Global Dynamic Dividend Fund	67,832	322,880
Alpine Total Dynamic Dividend Fund	592,900	2,383,458
Clough Global Allocation Fund	32,004	487,101
Clough Global Equity Fund	20,848	313,762
Clough Global Opportunities Fund	13,473	173,398
Delaware Enhanced Global Dividend and Income Fund	68,251	812,187
First Trust Active Dividend Income Fund	38,918	325,354
GDL Fund (The)	3,800	42,864
Nuveen Global Value Opportunities Fund	5,700	74,043
		4,935,047
GLOBAL INCOME - 1.00%
Nuveen Multi-Currency Short-Term Government Income Fund	97,079	1,017,388

HIGH CURRENT YIELD (LEVERAGED) - 2.56%
DWS High Income Opportunities Fund, Inc.	76,315	1,079,857
First Trust Strategic High Income Fund II	55,245	878,948
Neuberger Berman High Yield Strategies Fund Inc.	48,481	633,162
		2,591,967
HIGH YIELD - 0.54%
First Trust High Income Long/Short Fund	31,411	550,949

INCOME & PREFERRED STOCK - 1.15%
John Hancock Premium Dividend Fund	4,000	47,880
Nuveen Quality Preferred Income Fund 3	10,400	82,056
Zweig Total Return Fund, Inc. (The)	78,736	1,031,442
		1,161,378
OPTION ARBITRAGE/OPTIONS STRATEGIES - 9.95%
AllianzGI International & Premium Strategy Fund	64,083	676,716
BlackRock Enhanced Capital & Income Fund, Inc.	38,744	501,347
BlackRock Enhanced Equity Dividend Trust	286,419	2,153,871
BlackRock Global Opportunities Equity Trust	330,406	4,622,380
BlackRock International Growth and Income Trust	263,713	2,030,590
Madison Strategic Sector Premium Fund	9,260	107,046
		10,091,950

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
PACIFIC EX JAPAN - 0.44%
China Fund, Inc. (The)	5,200	$112,892
Greater China Fund, Inc. (The)	2,400	27,336
Taiwan Fund, Inc. *	8,200	146,862
Thai Fund, Inc. (The)	7,850	155,979
		443,069
REAL ESTATE - 0.12%
Neuberger Berman Real Estate Securities Income Fund Inc.	26,593	119,934

SECTOR EQUITY - 4.79%
BlackRock EcoSolutions Investment Trust	24,379	190,156
BlackRock Energy and Resources Trust	40,081	1,034,491
BlackRock Real Asset Equity Trust	101,967	915,664
BlackRock Utility and Infrastructure Trust	12,000	209,400
ING Risk Managed Natural Resources Fund	36,366	364,387
Petroleum & Resources Corporation	24,609	665,920
Reaves Utility Income Fund	59,014	1,479,481
		4,859,499

TOTAL CLOSED-END FUNDS		39,750,549

CONSUMER DISCRETIONARY - 7.76%
CBS Corporation - Class B	5,000	275,800
Comcast Corporation - Class A	20,655	932,573
CST Brands, Inc.	333	9,923
DIRECTV *	5,000	298,750
Ford Motor Company	25,000	421,750
Gap, Inc. (The)	4,000	161,120
Home Depot, Inc. (The)	14,600	1,107,410
Johnson Controls, Inc.	5,000	207,500
Macy's, Inc.	4,000	173,080
McDonald's Corporation	5,000	481,050
News Corporation - Class B *	1,250	20,537
NIKE, Inc. - Class B	8,000	581,120
Omnicom Group Inc.	2,500	158,600
Starbucks Corporation	4,000	307,880
Time Warner Cable Inc.	2,000	223,200
Time Warner Inc.	7,900	519,899
TJX Companies, Inc. (The)	14,000	789,460
Twenty-First Century Fox, Inc.	5,000	167,000
Viacom Inc. - Class B	2,950	246,561
Walt Disney Company (The)	12,200	786,778
		7,869,991

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 5.50%
Altria Group, Inc.	20,800	$714,480
Coca-Cola Company (The)	19,000	719,720
Costco Wholesale Corporation	2,500	287,800
CVS Caremark Corporation	10,430	591,903
General Mills, Inc.	5,000	239,600
Kellogg Company	3,000	176,190
Kimberly-Clark Corporation	3,000	282,660
Kroger Co. (The)	4,000	161,360
Walgreen Co.	8,000	430,400
Wal-Mart Stores, Inc.	26,700	1,974,732
		5,578,845
ENERGY - 7.09%
Chevron Corporation	11,732	1,425,438
ConocoPhillips	13,974	971,333
EOG Resources, Inc.	3,500	592,480
Exxon Mobil Corporation	29,936	2,575,693
Marathon Oil Corporation	5,000	174,400
Phillips 66	7,487	432,898
Schlumberger Limited	10,000	883,600
Valero Energy Corporation	3,000	102,450
WPX Energy, Inc. *	1,666	32,087
		7,190,379
FINANCIALS - 10.00%
AFLAC, Inc.	5,500	340,945
Allstate Corporation (The)	5,000	252,750
Ameriprise Financial, Inc.	2,500	227,700
Aon plc	5,500	409,420
BB&T Corporation	6,000	202,500
Berkshire Hathaway Inc. - Class B *	11,000	1,248,610
BlackRock, Inc. - Class A	1,500	405,930
Capital One Financial Corporation	4,500	309,330
Citigroup, Inc.	11,000	533,610
Discover Financial Services	6,000	303,240
Fifth Third Bancorp	9,000	162,360
Franklin Resources, Inc.	7,500	379,125
JPMorgan Chase & Co.	34,132	1,764,283
Marsh & McLennan Companies, Inc.	5,000	217,750
MetLife, Inc.	7,000	328,650
Prudential Financial, Inc.	4,000	311,920
State Street Corporation	3,500	230,125
SunTrust Banks, Inc.	6,000	194,520
T. Rowe Price Group, Inc.	2,000	143,860
Wells Fargo & Company	47,800	1,975,096
Weyerhaeuser Company	7,000	200,410
		10,142,134
HEALTH CARE - 7.50%
Abbott Laboratories	13,200	438,108
AbbVie Inc.	13,200	590,436
Aetna Inc.	3,000	192,060
Allergan, Inc.	3,000	271,350
Amgen Inc.	7,800	873,132
Becton, Dickinson and Company	2,000	200,040
Boston Scientific Corporation *	12,000	140,880
Cardinal Health, Inc.	2,950	153,843
Cigna Corporation	2,500	192,150
Eli Lilly & Company	10,000	503,300
Johnson & Johnson	20,000	1,733,800
Mallinckrodt public limited company *	262	11,552
McKesson Corporation	1,800	230,940
Medtronic, Inc.	7,000	372,750
Merck & Company, Inc.	22,267	1,060,132
St. Jude Medical, Inc.	3,000	160,920
Thermo Fisher Scientific Inc.	3,000	276,450
Wellpoint, Inc.	2,500	209,025
		7,610,868

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
INDUSTRIALS - 5.89%
Boeing Company (The)	5,000	$587,500
Deere & Company	6,500	529,035
Dover Corporation	2,000	179,660
Emerson Electric Company	7,000	452,900
General Dynamics Corporation	3,000	262,560
General Electric Company	75,000	1,791,750
Honeywell International Inc.	5,000	415,200
Lockheed Martin Corporation	4,000	510,200
Precision Castparts Corporation	2,000	454,480
Union Pacific Corporation	4,000	621,360
Waste Management, Inc.	4,000	164,960
		5,969,605
INFORMATION TECHNOLOGY - 10.90%
Apple Inc.	6,900	3,289,575
Cisco Systems, Inc.	10,000	234,200
eBay Inc. *	10,000	557,900
Google Inc. - Class A *	1,000	875,910
Hewlett-Packard Company	12,000	251,760
International Business Machines Corporation	6,100	1,129,598
MasterCard Incorporated - Class A	1,200	807,336
Microsoft Corporation	41,800	1,392,358
Oracle Corporation	34,272	1,136,802
Visa Inc. - Class A	6,000	1,146,600
Yahoo! Inc. *	7,000	232,120
		11,054,159
MATERIALS - 1.48%
Air Products & Chemicals, Inc.	2,000	213,140
Dow Chemical Company (The)	10,000	384,000
Ecolab Inc.	2,500	246,900
International Paper Company	4,000	179,200
Newmont Mining Corporation	5,000	140,500
PPG Industries, Inc.	2,000	334,120
		1,497,860
TELECOMMUNICATION SERVICES - 1.57%
AT&T, Inc.	25,039	846,819
Verizon Communications, Inc.	16,000	746,560
		1,593,379

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2013 (Unaudited) (Concluded)

Description	No. of Shares	Value
UTILITIES - 1.42%
AES Corporation (The)	8,000	$106,320
Consolidated Edison, Inc.	3,000	165,420
Entergy Corporation	2,000	126,380
Exelon Corporation	5,000	148,200
NextEra Energy, Inc.	4,000	320,640
Public Service Enterprises Group, Inc.	6,500	214,045
Southern Company (The)	6,000	247,080
Xcel Energy Inc.	4,000	110,440
		1,438,525

TOTAL EQUITY SECURITIES (cost - $85,449,271)		99,696,294

SHORT-TERM INVESTMENTS - 1.82%
MONEY MARKET FUNDS - 1.82%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $1,847,452)	1,847,452	1,847,452

TOTAL INVESTMENTS - 100.12% (cost - $87,296,723)		101,543,746

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12)%		(120,718)

NET ASSETS - 100.00%		$101,423,028

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2013.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2013:

Cost of portfolio investments	$87,296,723
Gross unrealized appreciation	$16,679,412
Gross unrealized depreciation	(2,432,389)
Net unrealized appreciation	$14,247,023

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$99,696,294	$-
Short-Term Investments	1,847,452	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$101,543,746	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories 1s disclosed in its Schedule of Investments.

As of September 30, 2013, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2013.

The disclosures for the Fund's fiscal year beginning January 1, 2013 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount. Management has evaluated the impact of ASU No. 2010-6 for the required disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the nine months ended September 30, 2013, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 6, 2013 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

 Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 25, 2013

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	November 25, 2013

*	Print the name and title of each signing officer under his or her signature.